Incorporated herein by reference is a supplement to the prospectus of MFS Maryland Municipal Bond Fund, a Series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 28, 2014 (SEC Accession No. 0001104659-14-083792).